FINANCIAL INSTRUMENTS AND RISK ANALYSIS	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS AND RISK ANALYSIS
3.	FINANCIAL INSTRUMENTS AND RISK ANALYSIS

3.1.	Overview

The table below summarizes our financial assets and financial liabilities carried at fair value at December 31, 2015 and 2014.

	Accounting measurement	2015		2014
		Carrying amount	Fair value	Carrying amount	Fair value
Assets
Cash and banks	Fair value	1,111,840	1,111,840	532,285	532,285
Cash equivalents	Fair value	13,786,223	13,786,223	1,916,921	1,916,921
Short-term investments	Fair value	1,927,686	1,927,686	282,700	282,700
Derivative financial instruments	Fair value	7,386,703	7,386,703	3,221,481	3,221,481
Accounts receivable (i)	Amortized cost	8,379,719	8,379,719	7,455,687	7,455,687
Held-for-sale assets (Note 26)
Available-for-sale financial asset	Fair value	3,541,314	3,541,314	4,284,416	4,284,416
Dividends receivable	Amortized cost	2,042,191	2,042,191	1,261,826	1,261,826
Liabilities
Trade payables (i)	Amortized cost	5,004,833	5,004,833	4,331,286	4,331,286
Borrowings and financing
Borrowings and financing (ii)	Amortized cost	17,049,280	17,049,280	15,335,155	15,335,155
Debentures	Amortized cost	4,138,025	4,128,539	7,776,876	7,513,867
Senior notes	Amortized cost	38,670,111	22,159,838	12,737,364	12,199,092
Derivative financial instruments	Fair value	2,510,343	2,510,343	666,922	666,922
Dividends and interest on capital	Amortized cost	96,433	96,433	185,138	185,138
Licenses and concessions payable (iii)	Amortized cost	918,537	918,537	1,361,940	1,361,940
Tax refinancing program (iii)	Amortized cost	795,088	795,088	990,230	990,230
Other payables (payable for the acquisition of equity interest) (iii)	Amortized cost	382,230	382,230	408,978	408,978

(i)	The balances of accounts receivables and trade payables have near terms and, therefore, they are not adjusted to fair value.
(ii)

Part of this balance of borrowings and financing with the BNDES and export credit agencies correspond to exclusive markets and, therefore, the fair values of these instruments is similar to their carrying amounts. A portion of the balance of borrowings and financing refers to the bonds issued in the international market, for which is there is a secondary market, and their fair values are different from their carrying amounts.

(iii)	The licenses and concessions payable, the tax refinancing program, and other obligations (payable for the acquisition of equity interest) are stated at the amounts that these obligations are expected to be settled and are not adjusted to fair value.

Fair value of financial instruments

The Company and its subsidiaries have measured their financial assets and financial liabilities at fair value using available market inputs and valuation techniques appropriate for each situation. The interpretation of market inputs for the selection of such techniques requires considerable judgment and the preparation of estimates to obtain an amount considered appropriate for each situation. Accordingly, the estimates presented may not necessarily be indicative of the amounts that could be obtained in an active market. The use of different assumptions for the calculation of the fair value may have a material impact on the amounts.

(a)	Derivative financial instruments

The method used for calculating the fair value of derivative financial instruments was the future cash flows associated to each instrument contracted, discounted at market rates prevailing at December 31, 2015.

(b)	Non-derivative financial instruments measured at fair value

The fair value of securities traded in active markets is equivalent to the amount of the last closing quotation available at the end of the reporting period, multiplied by the number of outstanding securities.

For the remaining contracts, the Company carries out an analysis comparing the current contractual terms and conditions with the terms and conditions effective for the contract when they were originated. When terms and conditions are dissimilar, fair value is calculated by discounting future cash flows at the market rates prevailing at the end of the period, and when similar, fair value is similar to the carrying amount on the reporting date.

(c)	Fair value measurement hierarchy

Fair value is the price for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties, in an arm’s length transaction on measurement date. The fair value is be based on the assumptions that market participants consider in pricing an asset or a liability, and in the establishment a hierarchy that prioritizes the information used to build such assumptions. The fair value measurement hierarchy attaches more importance to available market inputs (i.e., observable data) and a less weight to inputs based on data without transparency (i.e., unobservable data). Additionally, the Company considers all nonperformance risk aspects, including the entity’s credit, when measuring the fair value of a liability.

The classification of an instrument in the fair value measurement hierarchy is based on the lowest level of input significant for its measurement. We present below a description of the three-level hierarchy:

Level 1—inputs consist of prices quoted (unadjusted) in active markets for identical assets or liabilities to which the entity has access on measurement date;

Level 2—inputs are different from prices quoted in active markets used in Level 1 and consist of directly or indirectly observable inputs for the asset or liability. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical assets or liabilities in markets that are not active; or inputs that are observable for the asset or liability or that can support the observed market inputs by correlation or otherwise for substantially the entire asset or liability.

Level 3—inputs used to measure an asset or liability are not based on observable market variables. These inputs represent management’s best estimates and are generally measured using pricing models, discounted cash flows, or similar methodologies that require significant judgment or estimate.

There were no transfers between levels between December 31, 2015 and December 31, 2014.

	Fair value measurement hierarchy	Fair value 2015	Fair value 2014

Assets
Cash and banks	Level 1	1,111,840	532,285
Cash equivalents	Level 2	13,786,223	1,916,921
Short-term investments	Level 2	1,927,686	282,700
Derivative financial instruments	Level 2	7,386,703	3,221,481
Available-for-sale financial asset (Note 26)	Level 3	3,541,314	4,284,416
Liabilities
Derivative financial instruments	Level 2	2,510,343	666,922

3.2.	Measurement of financial assets and financial liabilities at amortized cost

The fair value of the financial instruments mentioned below are substantially close to its carrying amounts due to the following reasons:

•	Accounts receivables: near-term maturity of bills.

•	Trade payables, dividends and interests on capital: all obligations are due to be settled in the short term.

•	Borrowings and financing: all transactions are adjusted for inflation based on contractual indices.

•	Licenses and concessions payable, tax refinancing program and other payables (payable for the acquisition of equity interests): all payables are adjusted for inflation based on the contractual indices.

3.3.	Financial risk management

The Company’s and its subsidiaries’ activities an exposed them to several financial risks, such as: market risk (including currency variation risk, interest rate risk on fair value, interest rate risk on cash flows, and price risk), credit risk, and liquidity risk. The Company and its subsidiaries use derivative financial instruments to mitigate certain exposures to these risks.

Risk management is carried out by the Company’s treasury officer, in accordance with the policies approved by management.

The Hedging and Cash investments Policies, approved by the Board of Directors, document the management of exposures to market risk factors generated by the financial transactions of Oi Group companies.

Under Company policies, market risks are identified based on the features of financial transactions contracted and to be contracted during the year. Several scenarios are then simulated for each of the risk factors using statistical models, used as basis to measure the impacts on Group’s financial income (expenses). The Board of Directors meeting of January 2016 widened this concept, to also monitor impacts on Group’s financial cash flow, gross debt and net debt. Based on this analysis, the Executive Committee annually agrees with the Board of Directors a guideline to be followed in each financial year.

To ensure a proper risk management, the Company can contract and reverse hedging instruments, including derivative transactions such as swaps and currency forwards. The contract of such instruments depends on, among other factors, available funds within the credit limit set by banks. The Company and its subsidiaries do not use derivative financial instruments for other purposes.

According to their nature, financial instruments may involve known or unknown risks, and it is important to assess to the best judgment the potential of these risks.

3.4.1.	Market risk

(a)	Foreign exchange risk

Financial assets

Foreign currency-denominated cash equivalents and short-term investments are basically maintained in securities issued by financial institutions abroad similar to Bank Certificates of Deposit (CDBs) traded in Brazil (time deposits), and euro-denominated time deposits and United States dollars (“dollar” or “dollars”).

The risk associated to these assets arises from the possible exchange rate changes that may reduce the balance of these assets when translated into Brazilian reais. The Company’s and its subsidiaries’ assets subject to this risk represent approximately 73.22% (11.41% at December 31, 2014) of our total cash and cash equivalents and short-term investments.

Net investment in foreign subsidiaries

The risks related to the Company’s investments in foreign currency arise mainly from the investments in the subsidiaries in Africa. The Company does not have any contracted instrument to hedge against the risk associated to the net investments in foreign companies.

Foreign exchange risk sensitivity analysis

Management estimated the impact of a potential depreciation of the euro and the US dollar by 25% and 50%, using as benchmark for the possible and remote scenarios, respectively, as follows:

	Rate
Description	2015	Depreciation
Probable scenario
US dollar	3.9048	0%
Euro	4.2504	0%
Possible scenario
US dollar	2.9286	25%
Euro	3.1878	25%
Remote scenario
US dollar	1.9524	50%
Euro	2.1252	50%

2015
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario
US dollar cash	Dollar	642,418	481,814	321,209
Euro cash	Euro	12,438,363	9,328,772	6,219,182

Total associated to exchange rates		13,080,781	9,810,586	6,540,391

Financial liabilities

The Company and its subsidiaries have foreign currency-denominated or foreign currency-indexed borrowings and financing. The risk associated with these liabilities is related to the possibility of changes in foreign exchange rates that could increase the balance of such liabilities. The Company and subsidiaries borrowings and financing exposed to this risk represent approximately 78.5% (41.7% at December 31, 2014) of total liabilities from borrowings and financing, less the contracted currency hedging transactions. In order to minimize this type of risk, we enter into foreign exchange hedges with financial institutions. Of the consolidated foreign currency-denominated debt, 99.5% (100.0% at December 31, 2014) is protected by exchange swaps, currency forwards, and short-term investments in foreign currency. The cash denominated in euros and in US dollar operates as a natural hedge for the foreign denominated debt.

These foreign currency-denominated financial assets and financial liabilities are presented in the balance sheet as follows:

	2015		2014
	Carrying amount	Fair value	Carrying amount	Fair value

Financial assets
Cash and banks	761,788	761,788	26,759	26,759
Cash equivalents	10,553,452	10,553,452	198,047	198,047
Short-term investments	1,765,541	1,765,541	86,807	86,807
Derivative financial instruments	6,940,963	6,940,963	3,025,464	3,025,464
Financial liabilities
Borrowings and financing (Note 16)	46,935,152	30,727,817	14,781,242	14,342,043
Derivative financial instruments	1,915,910	1,915,910	425,784	425,784

Derivative financial instruments are summarized as follows:

	Derivatives designated for hedge accounting
	Maturity (years)	Fair value
		Amounts (payable)/receivable
		2015	2014
US$/R$ cross currency swaps	0.1 - 8.2	4,954,291	1,816,206
US$/fixed rate cross currency swaps	4.8	819,647	649,293
EUR/R$ cross currency swaps	1.9 - 4.3	(169,513)

EUR/R$ non-deliverable forwards (NDFs)	< 1 year		23,524

	Derivatives not designated for hedge accounting
	Maturity (years)	Fair value
		Amounts (payable)/receivable
		2015	2014
US$/R$ cross currency swaps	< 1 year	31,467	24,122
R$/US$ cross currency swaps	< 1 year	(27,965)	(31,290)
US$/R$ non-deliverable forwards (NDFs)	< 1 year	(156,707)	107,718
EUR/R$ non-deliverable forwards (NDFs)	< 1 year	(427,452)	10,107
Options (USD/R$ put option)	3.3 - 4.8	8,783
Options (EUR/R$ put option)	3.8	24,767
Options (EUR/R$ call option)	3.8	(32,265)

The main foreign currency hedge transactions contracted with financial institutions to minimize the foreign exchange risk are as follows:

Cross currency swap contracts (plain vanilla)

US$/R$: Refer to foreign exchange swaps to protect its US dollar-denominated debt payments. Under these contracts, the asset position is in US dollars plus a fixed interest rate or in US LIBOR plus a fixed interest rate, and the liability position a percentage of interbank deposit rate (CDI) or a fixed rate in Brazilian Real. The main risk of loss in the asset position of these instruments is the US dollar exchange rate change; however, such losses would be fully offset by the US dollar-denominated debt’s maturities.

R$/US$: Refer to foreign exchange swaps to reverse swap contracts. Under these contracts, the asset position is in US dollar plus a fixed rate and the liability position is a percentage of CDI. The main risk of loss in the liability position of these instruments is the US dollar exchange rate change; however, such possible losses would be fully offset by the maturities of the reversed US dollar-denominated swaps.

Non-deliverable forwards (NDFs)

US$/R$: Refer to future US dollar purchase transactions using NDFs to hedge against a depreciation of the Brazilian real in relation to the US dollar. The main strategy for these contracts is to set the foreign exchange rate for the contract period at a fixed amount, thus mitigating the risk of adverse fluctuations on US dollar-denominated debt. In order to extend the hedging period, we can roll over these instruments by selling US dollars for the period equivalent to the short-term NDF in the portfolio and simultaneously purchase US dollars for longer positions.

Euro/R$: Refer to future Euro dollar purchase transactions using NDFs to hedge against a depreciation of the Brazilian real in relation to the US dollar. The main strategy for these contracts is to set the foreign exchange rate for the contract period at a fixed amount, thus mitigating the risk of adverse fluctuations on euro-denominated debt. In order to extend the hedging period, we can roll over these instruments by selling euro for the period equivalent to the short-term NDF in the portfolio and simultaneously purchase euro for longer positions.

Options (put options)

Refers to the purchase of dollar put options related to debt’s principal to hedge against an appreciation of the real against the dollar. The main strategy of these options is to set a threshold foreign exchange rate for a set of swaps during the contract period, thus mitigating unfavorable changes in the long position of these derivatives.

As at December 31, 2015 and 2014, the derivative transactions in the amounts shown below were recognized in financial income (expenses) (see Note 6):

	2015	2014
Gain (loss) on currency swaps	4,539,844	674,228
Currency forwards	1,322,916	(317,740)
Options	(21,850)

Total	5,840,910	356,488

The movements below, related to currency hedges designated for hedge accounting treatment, were recognized in other comprehensive income:

Table of movements in hedge accounting effects in other comprehensive income
Balance in 2012	128,127
Loss on designated hedges	(126,511)
Transfer on ineffective portion to profit or loss	(16,611)
Amortization of hedges to profit or loss at effective rate	36,072
Deferred taxes on hedge accounting	36,397
Balance in 2013	57,474
Gain on designated hedges	143,524
Transfer on ineffective portion to profit or loss	10,443
Amortization of hedges to profit or loss at the effective rate	9,081
Deferred taxes on hedge accounting	(55,437)
Balance in 2014	165,085
Gain on designated hedges	(697,726)
Transfer on ineffective portion to profit or loss	(7,626)
Amortization of hedges to profit or loss at the effective rate	8,336
Deferred taxes on hedge accounting	236,985
Balance in 2015	(294,946)

(a.1) Foreign exchange risk sensitivity analysis

As at December 31, 2015, management estimated the depreciation scenarios of the Brazilian real in relation to other currencies at yearend. The rates used for the probable scenario were the rates prevailing at the end of December 2015. The probable rates were then depreciated by 25% and 50% and used as benchmark for the possible and remote scenarios, respectively.

	Rate
Description	2015	Depreciation
Probable scenario
US dollar	3.90480	0%
Euro	4.25040	0%
Possible scenario
US dollar	4.88100	25%
Euro	5.31300	25%
Remote scenario
US dollar	5.85720	50%
Euro	6.37560	50%

As at December 31, 2015, management estimated the outflow for the payment of interest and principal of its debt associated to exchange rates based on the interest rates prevailing at the end of this annual reporting period and the exchange rates above.

The impacts of foreign exchange exposure, in the sensitivity scenarios estimated by the Company, are shown in the table below:

2015
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario

US dollar debt	Dollar appreciation	23,054,987	28,818,734	34,582,481
Derivatives (net position - US$)	Dollar depreciation	(22,470,237)	(28,087,796)	(33,705,356)
US dollar cash	Dollar depreciation	(642,418)	(803,023)	(963,627)
Euro debt	Euro appreciation	24,316,758	30,395,948	36,475,137
Derivatives (net position - euro)	Euro depreciation	(11,606,953)	(14,508,691)	(17,410,430)
Euro cash	Euro depreciation	(12,438,363)	(15,547,954)	(18,657,545)

Total associated to exchange rates		213,774	267,218	320,660

(b)	Interest rate risk

Financial assets

Cash equivalents and short-term investments in local currency are substantially maintained in financial investment funds exclusively managed for the Company and its subsidiaries, and investments in private securities issued by prime financial institutions.

The interest rate risk linked to these assets arises from the possibility of decreases in these rates and consequent decrease in the return on these assets.

Financial liabilities

The Company and its subsidiaries have borrowings and financing subject to floating interest rates, based on the Long-term Interest Rate (TJLP) or the CDI, in the case of real-denominated debt, and on the LIBOR, in the case of U.S. dollar-denominated debt.

As at December 31, 2015, approximately 33.4% (60.3% at December 31, 2014) of the incurred debt, less adjustment for derivative transactions, was subject to floating interest rates. After the derivative transactions, approximately 59.6% (79.4% at December 31, 2014) of the consolidated debt was subject to floating interest rates. The most material exposure of Company’s and its subsidiaries’ debt after the hedging transactions is to CDI. Therefore, a continued increase in this interest rate would have an adverse impact on future interest payments and hedging adjustments.

We continuously monitor these market rates to assess the possible contracting of derivatives to reduce the risk of fluctuation of these rates.

These assets and liabilities are presented in the balance sheet as follows:

	2015		2014
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash equivalents	3,232,771	3,232,771	1,718,874	1,718,874
Short-term investments	162,145	162,145	195,893	195,893
Derivative financial instruments	445,740	445,740	196,017	196,017
Financial liabilities
Borrowings and financing	18,307,705	18,298,218	17,722,928	17,717,628
Derivative financial instruments	594,433	594,433	241,138	241,138

The amounts of contracted derivatives to manage exposure to floating interest rates on outstanding debt are summarized below:

	Derivatives designated for hedge accounting
	Maturity (years)	Fair value
		Amounts (payable)/receivable
		2015	2014
Fixed rate/DI rate swaps	4.8	(146,121)	(37,627)
US$ LIBOR/US$ fixed rate swaps	< 1 year		(1,413)

	Derivatives not designated for hedge accounting
	Maturity (years)	Fair value
		Amounts (payable)/receivable
		2015	2014
US$ LIBOR/US$ fixed rate swaps	0.1- 6.1	(448,312)	(200,771)
US$ fixed rate/US$ LIBOR swaps	6.1	445,740	194,690

The main derivative transactions contracted with financial institutions to minimize the interest rate risk are as follows:

Interest rate swaps

US$ LIBOR/US$ fixed rate: Refer to interest rate swaps to protect debt payments associated to US dollar floating rates from exchange fluctuation. Under these contracts, the asset position in US dollar LIBOR and the liability position is a fixed rate. The risk of loss in the asset position of these instruments is, therefore, the fluctuation of the US dollar LIBOR; however, such possible losses would be fully offset by maturities of US dollar-denominated debt associated to LIBOR.

US$ fixed rate/US$ LIBOR: Refers to the interest rate swap transaction that changes US dollar-denominated debt payments from fixed rate to floating rate. Under this contract, the asset position is a US dollar fixed rate and the liability position is subject to LIBOR aimed at reducing the cost of the underlying debt, as part of the Company’s interest-bearing liabilities management strategy.

R$ fixed rate/CDI: Refer to interest rate swaps to convert a foreign exchange swap liability position at a fixed rate into R$ to a liability subject to a DI percentage. This transaction is intended to swap the foreign exchange fluctuation of a certain dollar-denominated debt to a floating DI position, cancelling the debt’s current fixed rate position.

As at December 31, 2015 and 2014, the amounts shown below were recorded as gain or loss on derivatives: (see Note 6).

	2015	2014
Gain (loss) on interest rate swap	(43,808)	70,896

Total	(43,808)	70,896

The movements below, related interest rate hedges designated for hedge accounting treatment, were recognized in other comprehensive income:

Table of movements in hedge accounting effects in other comprehensive income
Balance in 2012	12,057
Loss on designated hedges	(80,487)
Transfer on ineffective portion to profit or loss	500
Amortization of hedges to profit or loss at effective rate	(24,075)
Deferred taxes on hedge accounting	35,381
Balance in 2013	(56,624)
Gain on designated hedges	20,029
Transfer on ineffective portion to profit or loss	(97)
Amortization of hedges to profit or loss at the effective rate	3,070
Deferred taxes on hedge accounting	(7,820)
Share of subsidiary’s hedge accounting
Balance in 2014	(41,442)
Gain on designated hedges	(104,339)
Transfer on ineffective portion to profit or loss	78
Amortization of hedges to profit or loss at the effective rate	3,325
Deferred taxes on hedge accounting	34,319
Balance in 2015	(108,059)

(b.1) Interest rate fluctuation risk sensitivity analysis

Management believes that the most significant risk related to interest rate fluctuations arises from its liabilities associated to the TJLP, the USD LIBOR, and mainly the CDI. This risk is associated to an increase in those rates.

As at December 31, 2015, management estimated the fluctuation scenarios of the rates CDI, TJLP and USD LIBOR. The rates used for the probable scenario were the rates prevailing at the end of the reporting period. These rates have been stressed by 25 and 50 percent, and used as benchmark for the possible and remote scenarios. Important to consider that in the beginning of January 2015, the TJLP increased from 5.0% p.a. to 5.5% p.a., which was the start of successive increases. For the quarter beginning April 2015, the TJLP increased to 6.0%, remaining at 6.5% in July and in October 1-December 31, 2015 it increased to 7.0%.

Before the end of the first quarter of 2016, the National Monetary Council had decided for a new increase for this rate, this time to 7.5% p.a., effective in January 1 - March 31, 2016.

2015
Interest rate scenarios
Probable scenario			Possible scenario			Remote scenario
CDI	TJLP	6M USD LIBOR	CDI	TJLP	6M USD LIBOR	CDI	TJLP	6M USD LIBOR
14.14%	7.0%	0.84615%	17.68%	8.8%	1.05769%	21.21%	10.5%	1.26923%

As at December 31, 2015, management estimated the future outflows for the payment of interest and principal of its debt associated to CDI, TJLP, and USD LIBOR based on the interest rates above.

Such sensitivity analysis considers payment outflows in future dates. Thus, the aggregate of the amounts for each scenario is not equivalent to the fair values, or even the present values of these liabilities. The fair values of these liabilities, should the Company’s credit risk remain unchanged, would not be impacted in the event of fluctuations in interest rates, as the interest rates used to estimate future cash outflows would be the same rates that discount such flows to present value.

The impacts of exposure to interest rates, in the sensitivity scenarios estimated by the Company, are shown in the table below:

2015
Transaction	Individual risk	Probable scenario	Possible scenario	Remote scenario
CDI-indexed debt	CDI increase	2,120,449	2,516,488	2,980,156
Derivative financial instruments (net position - CDI)	CDI increase	10,669,673	13,047,050	15,566,283
TJLP-indexed debt	TJLP increase	942,049	1,119,643	1,304,957
US$ LIBOR-indexed debt	US$ LIBOR increase	562,123	660,468	715,699
Derivative instruments (net position - LIBOR)	US$ LIBOR decrease	(198,734)	(211,566)	(231,488)

Total associated to interest rates		14,095,560	17,132,083	20,335,607

3.4.2.	Credit risk

The concentration of credit risk associated to trade receivables is immaterial due to the diversification of the portfolio. Doubtful receivables are adequately covered by an allowance for doubtful accounts.

Transactions with financial institutions (short-term investments and borrowings and financing) are made with prime entities, avoiding the concentration risk. The credit risk of financial investments is assessed by setting caps for investment in the counterparts, taking into consideration the ratings released by the main international risk rating agencies for each one of such counterparts. As at December 31, 2015, approximately 99.20% of the consolidated short-term investments were made with counterparties with an AAA, AA or sovereign risk rating.

The Company had credit risks related to dividends receivable associated to the investment in Unitel (Note 26).

3.4.3.	Liquidity risk

The liquidity risk also arises from the possibility of the Company being unable to settle its liabilities on maturity dates and obtain cash due to market liquidity restrictions.

During 2015, our operations generated negative cash flows of R$1,054 million. As a result, we financed investing activities, debt service and working capital from our cash and cash equivalents and short-term cash investments. Historically, we have financed our investments in property, plant and equipment through the use of bank loans, vendor financing, capital markets and other forms of financing.

As of December 31, 2015, our consolidated cash and cash equivalents and short-term cash investments amounted to R$16,700 million and our consolidated indebtedness amounted to R$ 59,857million. We anticipated that we will be required to spend approximately R$19,725 million to meet our short-term contractual obligations and commitments during 2016, and an additional approximately R$30,672 million to meet our long-term contractual obligations and commitments in 2017 and 2018.

On March 9, 2016, we announced that we had retained PJT Partners as our financial advisor to assist us in evaluating financial and strategic alternatives to optimize our liquidity and debt profile. On April 25, 2016, we entered into a customary non-disclosure agreement with Moelis & Company, who acts as advisor for a diverse ad hoc group of holders of the bonds issued by Oi and its subsidiaries, as an initial step towards discussions of a potential restructuring of its indebtedness.

The following are the contractual maturities of the financial liabilities, including estimated interest payments, where applicable:

	Less than One Year		One to Three Years		Three to Five Years		More than Five Years		Total
	(in millions of reais)
Continuing operations:
Loans and financings (i)	R$	15,282	R$	24,998	R$	16,894	R$	6,243	R$	63,417
Debentures (ii)		1,622		4,170		17		—		5,809
Unconditional purchase obligations (iii)		1,477		758		343		—		2,578
Concession fees (iv)		288		306		348		1,437		2,379
Usage rights (v)		912		7		—		—		919
Pension plan contributions (vi)		144		433		289		577		1,443

	R$	19,725	R$	30,672	R$	17,891	R$	8,257	R$	76,545

The amounts disclosed in the tables take into account the contractual undiscounted payment outflow estimates, these amounts are not reconciled with the amounts disclosed in the balance sheet for borrowings and financing, derivative financial instruments, and trade payables.

(i)	Includes (1) estimated future payments of interest on our loans and financings, calculated based on interest rates and foreign exchange rates applicable at December 31, 2015 and assuming that all amortization payments and payments at maturity on our loans and financings will be made on their scheduled payment dates, and (2) estimated future cash flows on our derivative obligations, calculated based on interest rates and foreign exchange rates applicable as of December 31, 2015 and assuming that all payments on our derivative obligations will be made on their scheduled payment dates;

(ii)	Includes estimated future payments of interest on our debentures, calculated based on interest rates applicable as of December 31, 2015 and assuming that all amortization payments and payments at maturity on our debentures will be made on their scheduled payment dates;

(iii)	Consists of (1) obligations in connection with a business process outsourcing agreement, and (2) purchase obligations for network equipment pursuant to binding obligations which include all significant terms, including fixed or minimum quantities to be purchased; fixed, minimum or variable price provisions; and the approximate timing of the transaction;

(iv)	Consists of estimated bi-annual fees due to ANATEL under our concession agreements expiring in 2025. These estimated amounts are calculated based on our results for the year ended December 31, 2015;

(v)	Consists of payments due to ANATEL for radio frequency licenses. Includes accrued and unpaid interest as of December 31, 2015; and

(vi)	Consists of expected contributions to amortize the actuarial deficit of the BrTPREV plan.

Capital management

The Company seeks to manage its equity structure according to best market practices.

The objective of the Company’s capital management strategy is to ensure that liquidity levels and financial leverage to allow the sustained growth of the Group, the compliance with the strategic investment plan, and generation of returns to our shareholders.

The Company may change its capital structure, according to existing economic and financial conditions, to optimize its financial leverage and debt management (Note 1).

The indicators commonly used to measure capital structure management are: gross debt to accumulated twelve-month EBITDA (earnings before interest (financial income and expenses), taxes, depreciation and amortization, and other nonrecurring results), net debt (gross debt less cash and cash equivalents and short-term investments) to accumulated twelve-month EBITDA, and the interest coverage ratio.

3.4.4.	Risk of acceleration of maturity of borrowings and financing

Under some debt instruments of the Company, default events can trigger the accelerated maturity of other debt instruments. The impossibility to incur in new debt might prevent the company from investing in its business and incur in required or advisable capital expenditures, which would reduce future sales and adversely impact its profitability. Additionally, the funds necessary to meet the payment commitments of the borrowings raised can reduce the amount of funds available for capital expenditures.

The risk of accelerated maturity arising from noncompliance of financial covenants associated to the debt is detailed in Note 16, section ‘Covenants’.

3.	FINANCIAL INSTRUMENTS AND RISK ANALYSIS

3.1.	Overview

The table below summarizes our financial assets and financial liabilities carried at fair value at December 31, 2015 and 2014.

	Accounting measurement	2015		2014
		Carrying amount	Fair value	Carrying amount	Fair value
Assets
Cash and banks	Fair value	1,111,840	1,111,840	532,285	532,285
Cash equivalents	Fair value	13,786,223	13,786,223	1,916,921	1,916,921
Short-term investments	Fair value	1,927,686	1,927,686	282,700	282,700
Derivative financial instruments	Fair value	7,386,703	7,386,703	3,221,481	3,221,481
Accounts receivable (i)	Amortized cost	8,379,719	8,379,719	7,455,687	7,455,687
Held-for-sale assets (Note 26)
Available-for-sale financial asset	Fair value	3,541,314	3,541,314	4,284,416	4,284,416
Dividends receivable	Amortized cost	2,042,191	2,042,191	1,261,826	1,261,826
Liabilities
Trade payables (i)	Amortized cost	5,004,833	5,004,833	4,331,286	4,331,286
Borrowings and financing
Borrowings and financing (ii)	Amortized cost	17,049,280	17,049,280	15,335,155	15,335,155
Debentures	Amortized cost	4,138,025	4,128,539	7,776,876	7,513,867
Senior notes	Amortized cost	38,670,111	22,159,838	12,737,364	12,199,092
Derivative financial instruments	Fair value	2,510,343	2,510,343	666,922	666,922
Dividends and interest on capital	Amortized cost	96,433	96,433	185,138	185,138
Licenses and concessions payable (iii)	Amortized cost	918,537	918,537	1,361,940	1,361,940
Tax refinancing program (iii)	Amortized cost	795,088	795,088	990,230	990,230
Other payables (payable for the acquisition of equity interest) (iii)	Amortized cost	382,230	382,230	408,978	408,978

(i)	The balances of accounts receivables and trade payables have near terms and, therefore, they are not adjusted to fair value.
(ii)

Part of this balance of borrowings and financing with the BNDES and export credit agencies correspond to exclusive markets and, therefore, the fair values of these instruments is similar to their carrying amounts. A portion of the balance of borrowings and financing refers to the bonds issued in the international market, for which is there is a secondary market, and their fair values are different from their carrying amounts.

(iii)	The licenses and concessions payable, the tax refinancing program, and other obligations (payable for the acquisition of equity interest) are stated at the amounts that these obligations are expected to be settled and are not adjusted to fair value.

Fair value of financial instruments

The Company and its subsidiaries have measured their financial assets and financial liabilities at fair value using available market inputs and valuation techniques appropriate for each situation. The interpretation of market inputs for the selection of such techniques requires considerable judgment and the preparation of estimates to obtain an amount considered appropriate for each situation. Accordingly, the estimates presented may not necessarily be indicative of the amounts that could be obtained in an active market. The use of different assumptions for the calculation of the fair value may have a material impact on the amounts.

(a)	Derivative financial instruments

The method used for calculating the fair value of derivative financial instruments was the future cash flows associated to each instrument contracted, discounted at market rates prevailing at December 31, 2015.

(b)	Non-derivative financial instruments measured at fair value

The fair value of securities traded in active markets is equivalent to the amount of the last closing quotation available at the end of the reporting period, multiplied by the number of outstanding securities.

For the remaining contracts, the Company carries out an analysis comparing the current contractual terms and conditions with the terms and conditions effective for the contract when they were originated. When terms and conditions are dissimilar, fair value is calculated by discounting future cash flows at the market rates prevailing at the end of the period, and when similar, fair value is similar to the carrying amount on the reporting date.

(c)	Fair value measurement hierarchy

Fair value is the price for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties, in an arm’s length transaction on measurement date. The fair value is be based on the assumptions that market participants consider in pricing an asset or a liability, and in the establishment a hierarchy that prioritizes the information used to build such assumptions. The fair value measurement hierarchy attaches more importance to available market inputs (i.e., observable data) and a less weight to inputs based on data without transparency (i.e., unobservable data). Additionally, the Company considers all nonperformance risk aspects, including the entity’s credit, when measuring the fair value of a liability.

The classification of an instrument in the fair value measurement hierarchy is based on the lowest level of input significant for its measurement. We present below a description of the three-level hierarchy:

Level 1—inputs consist of prices quoted (unadjusted) in active markets for identical assets or liabilities to which the entity has access on measurement date;

Level 2—inputs are different from prices quoted in active markets used in Level 1 and consist of directly or indirectly observable inputs for the asset or liability. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical assets or liabilities in markets that are not active; or inputs that are observable for the asset or liability or that can support the observed market inputs by correlation or otherwise for substantially the entire asset or liability.

Level 3—inputs used to measure an asset or liability are not based on observable market variables. These inputs represent management’s best estimates and are generally measured using pricing models, discounted cash flows, or similar methodologies that require significant judgment or estimate.

There were no transfers between levels between December 31, 2015 and December 31, 2014.

	Fair value measurement hierarchy	Fair value 2015	Fair value 2014

Assets
Cash and banks	Level 1	1,111,840	532,285
Cash equivalents	Level 2	13,786,223	1,916,921
Short-term investments	Level 2	1,927,686	282,700
Derivative financial instruments	Level 2	7,386,703	3,221,481
Available-for-sale financial asset (Note 26)	Level 3	3,541,314	4,284,416
Liabilities
Derivative financial instruments	Level 2	2,510,343	666,922

3.2.	Measurement of financial assets and financial liabilities at amortized cost

The fair value of the financial instruments mentioned below are substantially close to its carrying amounts due to the following reasons:

•	Accounts receivables: near-term maturity of bills.

•	Trade payables, dividends and interests on capital: all obligations are due to be settled in the short term.

•	Borrowings and financing: all transactions are adjusted for inflation based on contractual indices.

•	Licenses and concessions payable, tax refinancing program and other payables (payable for the acquisition of equity interests): all payables are adjusted for inflation based on the contractual indices.

3.3.	Financial risk management

The Company’s and its subsidiaries’ activities an exposed them to several financial risks, such as: market risk (including currency variation risk, interest rate risk on fair value, interest rate risk on cash flows, and price risk), credit risk, and liquidity risk. The Company and its subsidiaries use derivative financial instruments to mitigate certain exposures to these risks.

Risk management is carried out by the Company’s treasury officer, in accordance with the policies approved by management.

The Hedging and Cash investments Policies, approved by the Board of Directors, document the management of exposures to market risk factors generated by the financial transactions of Oi Group companies.

Under Company policies, market risks are identified based on the features of financial transactions contracted and to be contracted during the year. Several scenarios are then simulated for each of the risk factors using statistical models, used as basis to measure the impacts on Group’s financial income (expenses). The Board of Directors meeting of January 2016 widened this concept, to also monitor impacts on Group’s financial cash flow, gross debt and net debt. Based on this analysis, the Executive Committee annually agrees with the Board of Directors a guideline to be followed in each financial year.

To ensure a proper risk management, the Company can contract and reverse hedging instruments, including derivative transactions such as swaps and currency forwards. The contract of such instruments depends on, among other factors, available funds within the credit limit set by banks. The Company and its subsidiaries do not use derivative financial instruments for other purposes.

According to their nature, financial instruments may involve known or unknown risks, and it is important to assess to the best judgment the potential of these risks.

3.4.1.	Market risk

(a)	Foreign exchange risk

Financial assets

Foreign currency-denominated cash equivalents and short-term investments are basically maintained in securities issued by financial institutions abroad similar to Bank Certificates of Deposit (CDBs) traded in Brazil (time deposits), and euro-denominated time deposits and United States dollars (“dollar” or “dollars”).

The risk associated to these assets arises from the possible exchange rate changes that may reduce the balance of these assets when translated into Brazilian reais. The Company’s and its subsidiaries’ assets subject to this risk represent approximately 73.22% (11.41% at December 31, 2014) of our total cash and cash equivalents and short-term investments.

Net investment in foreign subsidiaries

The risks related to the Company’s investments in foreign currency arise mainly from the investments in the subsidiaries in Africa. The Company does not have any contracted instrument to hedge against the risk associated to the net investments in foreign companies.

Foreign exchange risk sensitivity analysis

Management estimated the impact of a potential depreciation of the euro and the US dollar by 25% and 50%, using as benchmark for the possible and remote scenarios, respectively, as follows:

	Rate
Description	2015	Depreciation
Probable scenario
US dollar	3.9048	0%
Euro	4.2504	0%
Possible scenario
US dollar	2.9286	25%
Euro	3.1878	25%
Remote scenario
US dollar	1.9524	50%
Euro	2.1252	50%

2015
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario
US dollar cash	Dollar	642,418	481,814	321,209
Euro cash	Euro	12,438,363	9,328,772	6,219,182

Total associated to exchange rates		13,080,781	9,810,586	6,540,391

Financial liabilities

The Company and its subsidiaries have foreign currency-denominated or foreign currency-indexed borrowings and financing. The risk associated with these liabilities is related to the possibility of changes in foreign exchange rates that could increase the balance of such liabilities. The Company and subsidiaries borrowings and financing exposed to this risk represent approximately 78.5% (41.7% at December 31, 2014) of total liabilities from borrowings and financing, less the contracted currency hedging transactions. In order to minimize this type of risk, we enter into foreign exchange hedges with financial institutions. Of the consolidated foreign currency-denominated debt, 99.5% (100.0% at December 31, 2014) is protected by exchange swaps, currency forwards, and short-term investments in foreign currency. The cash denominated in euros and in US dollar operates as a natural hedge for the foreign denominated debt.

These foreign currency-denominated financial assets and financial liabilities are presented in the balance sheet as follows:

	2015		2014
	Carrying amount	Fair value	Carrying amount	Fair value

Financial assets
Cash and banks	761,788	761,788	26,759	26,759
Cash equivalents	10,553,452	10,553,452	198,047	198,047
Short-term investments	1,765,541	1,765,541	86,807	86,807
Derivative financial instruments	6,940,963	6,940,963	3,025,464	3,025,464
Financial liabilities
Borrowings and financing (Note 16)	46,935,152	30,727,817	14,781,242	14,342,043
Derivative financial instruments	1,915,910	1,915,910	425,784	425,784

Derivative financial instruments are summarized as follows:

	Derivatives designated for hedge accounting
	Maturity (years)	Fair value
		Amounts (payable)/receivable
		2015	2014
US$/R$ cross currency swaps	0.1 - 8.2	4,954,291	1,816,206
US$/fixed rate cross currency swaps	4.8	819,647	649,293
EUR/R$ cross currency swaps	1.9 - 4.3	(169,513)

EUR/R$ non-deliverable forwards (NDFs)	< 1 year		23,524

	Derivatives not designated for hedge accounting
	Maturity (years)	Fair value
		Amounts (payable)/receivable
		2015	2014
US$/R$ cross currency swaps	< 1 year	31,467	24,122
R$/US$ cross currency swaps	< 1 year	(27,965)	(31,290)
US$/R$ non-deliverable forwards (NDFs)	< 1 year	(156,707)	107,718
EUR/R$ non-deliverable forwards (NDFs)	< 1 year	(427,452)	10,107
Options (USD/R$ put option)	3.3 - 4.8	8,783
Options (EUR/R$ put option)	3.8	24,767
Options (EUR/R$ call option)	3.8	(32,265)

The main foreign currency hedge transactions contracted with financial institutions to minimize the foreign exchange risk are as follows:

Cross currency swap contracts (plain vanilla)

US$/R$: Refer to foreign exchange swaps to protect its US dollar-denominated debt payments. Under these contracts, the asset position is in US dollars plus a fixed interest rate or in US LIBOR plus a fixed interest rate, and the liability position a percentage of interbank deposit rate (CDI) or a fixed rate in Brazilian Real. The main risk of loss in the asset position of these instruments is the US dollar exchange rate change; however, such losses would be fully offset by the US dollar-denominated debt’s maturities.

R$/US$: Refer to foreign exchange swaps to reverse swap contracts. Under these contracts, the asset position is in US dollar plus a fixed rate and the liability position is a percentage of CDI. The main risk of loss in the liability position of these instruments is the US dollar exchange rate change; however, such possible losses would be fully offset by the maturities of the reversed US dollar-denominated swaps.

Non-deliverable forwards (NDFs)

US$/R$: Refer to future US dollar purchase transactions using NDFs to hedge against a depreciation of the Brazilian real in relation to the US dollar. The main strategy for these contracts is to set the foreign exchange rate for the contract period at a fixed amount, thus mitigating the risk of adverse fluctuations on US dollar-denominated debt. In order to extend the hedging period, we can roll over these instruments by selling US dollars for the period equivalent to the short-term NDF in the portfolio and simultaneously purchase US dollars for longer positions.

Euro/R$: Refer to future Euro dollar purchase transactions using NDFs to hedge against a depreciation of the Brazilian real in relation to the US dollar. The main strategy for these contracts is to set the foreign exchange rate for the contract period at a fixed amount, thus mitigating the risk of adverse fluctuations on euro-denominated debt. In order to extend the hedging period, we can roll over these instruments by selling euro for the period equivalent to the short-term NDF in the portfolio and simultaneously purchase euro for longer positions.

Options (put options)

Refers to the purchase of dollar put options related to debt’s principal to hedge against an appreciation of the real against the dollar. The main strategy of these options is to set a threshold foreign exchange rate for a set of swaps during the contract period, thus mitigating unfavorable changes in the long position of these derivatives.

As at December 31, 2015 and 2014, the derivative transactions in the amounts shown below were recognized in financial income (expenses) (see Note 6):

	2015	2014
Gain (loss) on currency swaps	4,539,844	674,228
Currency forwards	1,322,916	(317,740)
Options	(21,850)

Total	5,840,910	356,488

The movements below, related to currency hedges designated for hedge accounting treatment, were recognized in other comprehensive income:

Table of movements in hedge accounting effects in other comprehensive income
Balance in 2012	128,127
Loss on designated hedges	(126,511)
Transfer on ineffective portion to profit or loss	(16,611)
Amortization of hedges to profit or loss at effective rate	36,072
Deferred taxes on hedge accounting	36,397
Balance in 2013	57,474
Gain on designated hedges	143,524
Transfer on ineffective portion to profit or loss	10,443
Amortization of hedges to profit or loss at the effective rate	9,081
Deferred taxes on hedge accounting	(55,437)
Balance in 2014	165,085
Gain on designated hedges	(697,726)
Transfer on ineffective portion to profit or loss	(7,626)
Amortization of hedges to profit or loss at the effective rate	8,336
Deferred taxes on hedge accounting	236,985
Balance in 2015	(294,946)

(a.1) Foreign exchange risk sensitivity analysis

As at December 31, 2015, management estimated the depreciation scenarios of the Brazilian real in relation to other currencies at yearend. The rates used for the probable scenario were the rates prevailing at the end of December 2015. The probable rates were then depreciated by 25% and 50% and used as benchmark for the possible and remote scenarios, respectively.

	Rate
Description	2015	Depreciation
Probable scenario
US dollar	3.90480	0%
Euro	4.25040	0%
Possible scenario
US dollar	4.88100	25%
Euro	5.31300	25%
Remote scenario
US dollar	5.85720	50%
Euro	6.37560	50%

As at December 31, 2015, management estimated the outflow for the payment of interest and principal of its debt associated to exchange rates based on the interest rates prevailing at the end of this annual reporting period and the exchange rates above.

The impacts of foreign exchange exposure, in the sensitivity scenarios estimated by the Company, are shown in the table below:

2015
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario

US dollar debt	Dollar appreciation	23,054,987	28,818,734	34,582,481
Derivatives (net position - US$)	Dollar depreciation	(22,470,237)	(28,087,796)	(33,705,356)
US dollar cash	Dollar depreciation	(642,418)	(803,023)	(963,627)
Euro debt	Euro appreciation	24,316,758	30,395,948	36,475,137
Derivatives (net position - euro)	Euro depreciation	(11,606,953)	(14,508,691)	(17,410,430)
Euro cash	Euro depreciation	(12,438,363)	(15,547,954)	(18,657,545)

Total associated to exchange rates		213,774	267,218	320,660

(b)	Interest rate risk

Financial assets

Cash equivalents and short-term investments in local currency are substantially maintained in financial investment funds exclusively managed for the Company and its subsidiaries, and investments in private securities issued by prime financial institutions.

The interest rate risk linked to these assets arises from the possibility of decreases in these rates and consequent decrease in the return on these assets.

Financial liabilities

The Company and its subsidiaries have borrowings and financing subject to floating interest rates, based on the Long-term Interest Rate (TJLP) or the CDI, in the case of real-denominated debt, and on the LIBOR, in the case of U.S. dollar-denominated debt.

As at December 31, 2015, approximately 33.4% (60.3% at December 31, 2014) of the incurred debt, less adjustment for derivative transactions, was subject to floating interest rates. After the derivative transactions, approximately 59.6% (79.4% at December 31, 2014) of the consolidated debt was subject to floating interest rates. The most material exposure of Company’s and its subsidiaries’ debt after the hedging transactions is to CDI. Therefore, a continued increase in this interest rate would have an adverse impact on future interest payments and hedging adjustments.

We continuously monitor these market rates to assess the possible contracting of derivatives to reduce the risk of fluctuation of these rates.

These assets and liabilities are presented in the balance sheet as follows:

	2015		2014
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash equivalents	3,232,771	3,232,771	1,718,874	1,718,874
Short-term investments	162,145	162,145	195,893	195,893
Derivative financial instruments	445,740	445,740	196,017	196,017
Financial liabilities
Borrowings and financing	18,307,705	18,298,218	17,722,928	17,717,628
Derivative financial instruments	594,433	594,433	241,138	241,138

The amounts of contracted derivatives to manage exposure to floating interest rates on outstanding debt are summarized below:

	Derivatives designated for hedge accounting
	Maturity (years)	Fair value
		Amounts (payable)/receivable
		2015	2014
Fixed rate/DI rate swaps	4.8	(146,121)	(37,627)
US$ LIBOR/US$ fixed rate swaps	< 1 year		(1,413)

	Derivatives not designated for hedge accounting
	Maturity (years)	Fair value
		Amounts (payable)/receivable
		2015	2014
US$ LIBOR/US$ fixed rate swaps	0.1- 6.1	(448,312)	(200,771)
US$ fixed rate/US$ LIBOR swaps	6.1	445,740	194,690

The main derivative transactions contracted with financial institutions to minimize the interest rate risk are as follows:

Interest rate swaps

US$ LIBOR/US$ fixed rate: Refer to interest rate swaps to protect debt payments associated to US dollar floating rates from exchange fluctuation. Under these contracts, the asset position in US dollar LIBOR and the liability position is a fixed rate. The risk of loss in the asset position of these instruments is, therefore, the fluctuation of the US dollar LIBOR; however, such possible losses would be fully offset by maturities of US dollar-denominated debt associated to LIBOR.

US$ fixed rate/US$ LIBOR: Refers to the interest rate swap transaction that changes US dollar-denominated debt payments from fixed rate to floating rate. Under this contract, the asset position is a US dollar fixed rate and the liability position is subject to LIBOR aimed at reducing the cost of the underlying debt, as part of the Company’s interest-bearing liabilities management strategy.

R$ fixed rate/CDI: Refer to interest rate swaps to convert a foreign exchange swap liability position at a fixed rate into R$ to a liability subject to a DI percentage. This transaction is intended to swap the foreign exchange fluctuation of a certain dollar-denominated debt to a floating DI position, cancelling the debt’s current fixed rate position.

As at December 31, 2015 and 2014, the amounts shown below were recorded as gain or loss on derivatives: (see Note 6).

	2015	2014
Gain (loss) on interest rate swap	(43,808)	70,896

Total	(43,808)	70,896

The movements below, related interest rate hedges designated for hedge accounting treatment, were recognized in other comprehensive income:

Table of movements in hedge accounting effects in other comprehensive income
Balance in 2012	12,057
Loss on designated hedges	(80,487)
Transfer on ineffective portion to profit or loss	500
Amortization of hedges to profit or loss at effective rate	(24,075)
Deferred taxes on hedge accounting	35,381
Balance in 2013	(56,624)
Gain on designated hedges	20,029
Transfer on ineffective portion to profit or loss	(97)
Amortization of hedges to profit or loss at the effective rate	3,070
Deferred taxes on hedge accounting	(7,820)
Share of subsidiary’s hedge accounting
Balance in 2014	(41,442)
Gain on designated hedges	(104,339)
Transfer on ineffective portion to profit or loss	78
Amortization of hedges to profit or loss at the effective rate	3,325
Deferred taxes on hedge accounting	34,319
Balance in 2015	(108,059)

(b.1) Interest rate fluctuation risk sensitivity analysis

Management believes that the most significant risk related to interest rate fluctuations arises from its liabilities associated to the TJLP, the USD LIBOR, and mainly the CDI. This risk is associated to an increase in those rates.

As at December 31, 2015, management estimated the fluctuation scenarios of the rates CDI, TJLP and USD LIBOR. The rates used for the probable scenario were the rates prevailing at the end of the reporting period. These rates have been stressed by 25 and 50 percent, and used as benchmark for the possible and remote scenarios. Important to consider that in the beginning of January 2015, the TJLP increased from 5.0% p.a. to 5.5% p.a., which was the start of successive increases. For the quarter beginning April 2015, the TJLP increased to 6.0%, remaining at 6.5% in July and in October 1-December 31, 2015 it increased to 7.0%.

Before the end of the first quarter of 2016, the National Monetary Council had decided for a new increase for this rate, this time to 7.5% p.a., effective in January 1 - March 31, 2016.

2015
Interest rate scenarios
Probable scenario			Possible scenario			Remote scenario
CDI	TJLP	6M USD LIBOR	CDI	TJLP	6M USD LIBOR	CDI	TJLP	6M USD LIBOR
14.14%	7.0%	0.84615%	17.68%	8.8%	1.05769%	21.21%	10.5%	1.26923%

As at December 31, 2015, management estimated the future outflows for the payment of interest and principal of its debt associated to CDI, TJLP, and USD LIBOR based on the interest rates above.

Such sensitivity analysis considers payment outflows in future dates. Thus, the aggregate of the amounts for each scenario is not equivalent to the fair values, or even the present values of these liabilities. The fair values of these liabilities, should the Company’s credit risk remain unchanged, would not be impacted in the event of fluctuations in interest rates, as the interest rates used to estimate future cash outflows would be the same rates that discount such flows to present value.

The impacts of exposure to interest rates, in the sensitivity scenarios estimated by the Company, are shown in the table below:

2015
Transaction	Individual risk	Probable scenario	Possible scenario	Remote scenario
CDI-indexed debt	CDI increase	2,120,449	2,516,488	2,980,156
Derivative financial instruments (net position - CDI)	CDI increase	10,669,673	13,047,050	15,566,283
TJLP-indexed debt	TJLP increase	942,049	1,119,643	1,304,957
US$ LIBOR-indexed debt	US$ LIBOR increase	562,123	660,468	715,699
Derivative instruments (net position - LIBOR)	US$ LIBOR decrease	(198,734)	(211,566)	(231,488)

Total associated to interest rates		14,095,560	17,132,083	20,335,607

3.4.2.	Credit risk

The concentration of credit risk associated to trade receivables is immaterial due to the diversification of the portfolio. Doubtful receivables are adequately covered by an allowance for doubtful accounts.

Transactions with financial institutions (short-term investments and borrowings and financing) are made with prime entities, avoiding the concentration risk. The credit risk of financial investments is assessed by setting caps for investment in the counterparts, taking into consideration the ratings released by the main international risk rating agencies for each one of such counterparts. As at December 31, 2015, approximately 99.20% of the consolidated short-term investments were made with counterparties with an AAA, AA or sovereign risk rating.

The Company had credit risks related to dividends receivable associated to the investment in Unitel (Note 26).

3.4.3.	Liquidity risk

The liquidity risk also arises from the possibility of the Company being unable to settle its liabilities on maturity dates and obtain cash due to market liquidity restrictions.

During 2015, our operations generated negative cash flows of R$1,054 million. As a result, we financed investing activities, debt service and working capital from our cash and cash equivalents and short-term cash investments. Historically, we have financed our investments in property, plant and equipment through the use of bank loans, vendor financing, capital markets and other forms of financing.

As of December 31, 2015, our consolidated cash and cash equivalents and short-term cash investments amounted to R$16,700 million and our consolidated indebtedness amounted to R$ 59,857million. We anticipated that we will be required to spend approximately R$19,725 million to meet our short-term contractual obligations and commitments during 2016, and an additional approximately R$30,672 million to meet our long-term contractual obligations and commitments in 2017 and 2018.

On March 9, 2016, we announced that we had retained PJT Partners as our financial advisor to assist us in evaluating financial and strategic alternatives to optimize our liquidity and debt profile. On April 25, 2016, we entered into a customary non-disclosure agreement with Moelis & Company, who acts as advisor for a diverse ad hoc group of holders of the bonds issued by Oi and its subsidiaries, as an initial step towards discussions of a potential restructuring of its indebtedness.

The following are the contractual maturities of the financial liabilities, including estimated interest payments, where applicable:

	Less than One Year		One to Three Years		Three to Five Years		More than Five Years		Total
	(in millions of reais)
Continuing operations:
Loans and financings (i)	R$	15,282	R$	24,998	R$	16,894	R$	6,243	R$	63,417
Debentures (ii)		1,622		4,170		17		—		5,809
Unconditional purchase obligations (iii)		1,477		758		343		—		2,578
Concession fees (iv)		288		306		348		1,437		2,379
Usage rights (v)		912		7		—		—		919
Pension plan contributions (vi)		144		433		289		577		1,443

	R$	19,725	R$	30,672	R$	17,891	R$	8,257	R$	76,545

The amounts disclosed in the tables take into account the contractual undiscounted payment outflow estimates, these amounts are not reconciled with the amounts disclosed in the balance sheet for borrowings and financing, derivative financial instruments, and trade payables.

(i)	Includes (1) estimated future payments of interest on our loans and financings, calculated based on interest rates and foreign exchange rates applicable at December 31, 2015 and assuming that all amortization payments and payments at maturity on our loans and financings will be made on their scheduled payment dates, and (2) estimated future cash flows on our derivative obligations, calculated based on interest rates and foreign exchange rates applicable as of December 31, 2015 and assuming that all payments on our derivative obligations will be made on their scheduled payment dates;

(ii)	Includes estimated future payments of interest on our debentures, calculated based on interest rates applicable as of December 31, 2015 and assuming that all amortization payments and payments at maturity on our debentures will be made on their scheduled payment dates;

(iii)	Consists of (1) obligations in connection with a business process outsourcing agreement, and (2) purchase obligations for network equipment pursuant to binding obligations which include all significant terms, including fixed or minimum quantities to be purchased; fixed, minimum or variable price provisions; and the approximate timing of the transaction;

(iv)	Consists of estimated bi-annual fees due to ANATEL under our concession agreements expiring in 2025. These estimated amounts are calculated based on our results for the year ended December 31, 2015;

(v)	Consists of payments due to ANATEL for radio frequency licenses. Includes accrued and unpaid interest as of December 31, 2015; and

(vi)	Consists of expected contributions to amortize the actuarial deficit of the BrTPREV plan.

Capital management

The Company seeks to manage its equity structure according to best market practices.

The objective of the Company’s capital management strategy is to ensure that liquidity levels and financial leverage to allow the sustained growth of the Group, the compliance with the strategic investment plan, and generation of returns to our shareholders.

The Company may change its capital structure, according to existing economic and financial conditions, to optimize its financial leverage and debt management (Note 1).

The indicators commonly used to measure capital structure management are: gross debt to accumulated twelve-month EBITDA (earnings before interest (financial income and expenses), taxes, depreciation and amortization, and other nonrecurring results), net debt (gross debt less cash and cash equivalents and short-term investments) to accumulated twelve-month EBITDA, and the interest coverage ratio.

3.4.4.	Risk of acceleration of maturity of borrowings and financing

Under some debt instruments of the Company, default events can trigger the accelerated maturity of other debt instruments. The impossibility to incur in new debt might prevent the company from investing in its business and incur in required or advisable capital expenditures, which would reduce future sales and adversely impact its profitability. Additionally, the funds necessary to meet the payment commitments of the borrowings raised can reduce the amount of funds available for capital expenditures.

The risk of accelerated maturity arising from noncompliance of financial covenants associated to the debt is detailed in Note 16, section ‘Covenants’.